Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers - Employees, directors and service providers [member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation	₪ 738	$ 230	₪ 2,708	₪ 4,537
Research and development [member]
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation	286	89	513	807
General and administrative [member]
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation	₪ 452	$ 141	₪ 2,195	₪ 3,730